Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Abstract]
Current cost of service	$ 1,942,099	$ 1,650,484	$ 1,023,969
Past service cost	604,337	342,039	131,204
Accrued paid benefit	6,023,869	7,851,201	4,377,570
Other	269,377	1,114,112	646,502
Total expense recognized in Consolidated Statement of Income	$ 8,839,682	$ 10,957,836	$ 6,179,245